Other Long-Term Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities	Other long-term liabilities consist of the following:
(in thousands)	September 30, 2021	December 31, 2020

Legal settlement - noncurrent	$5,625	$-
Other	23	62
Total	$5,648	$62